MEZZANINE EQUITY, COMMON STOCK AND STOCKHOLDERS’ DEFICIT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
SCHEDULE OF REDEEMABLE CONVERTIBLE PREFERRED STOCK
The following table is a summary of redeemable convertible preferred stock as of December 31, 2020:

(in thousands, except share data and per share amounts)
Series	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference	Liquidation Amount	Per Share Initial Conversion Price	Carrying Value of Stock, Net of Issuance Costs
A	131,913,460	131,913,460	$0.1954	$25,777	$0.1954	$16,139
B	80,263,020	80,263,020	0.6354	50,999	0.6354	50,999
C	43,788,180	43,788,180	2.5121	110,000	2.5121	109,870
D	35,774,761	35,774,761	10.1450	362,935	10.1450	362,670
E	29,887,357	29,887,357	12.4827	373,075	12.4827	372,733
F	48,000,000	48,000,000	12.5000	600,000	12.5000	599,284
G	44,406,442	43,116,119	15.5000	668,300	15.5000	668,044
	414,033,220	412,742,897		$2,191,086		$2,179,739
The following table is a summary of redeemable convertible preferred stock as of June 30, 2021:

(in thousands, except share data and per share amounts)
Series	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference	Liquidation Amount	Per Share Initial Conversion Price	Carrying Value of Stock, Net of Issuance Costs
A	131,913,460	131,913,460	$0.1954	$25,777	$0.1954	$16,139
B	80,263,020	80,263,020	0.6354	50,999	0.6354	50,999
C	43,788,180	43,788,180	2.5121	110,000	2.5121	109,870
D	35,774,761	35,774,761	10.1450	362,935	10.1450	362,670
E	29,887,357	29,887,357	12.4827	373,075	12.4827	372,733
F	48,000,000	48,000,000	12.5000	600,000	12.5000	599,284
G	44,406,442	43,116,119	15.5000	668,300	15.5000	668,044
G-1	244,278,204	—	18.6000	—	18.6000	—
	658,311,424	412,742,897		$2,191,086		$2,179,739

The following table is a summary of redeemable convertible preferred stock as of December 31, 2020:

(in thousands, except share data and per share amounts)
Series	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference	Liquidation Amount	Per Share Initial Conversion Price	Carrying Value of Stock, Net of Issuance Costs
A	131,913,460	131,913,460	$0.1954	$25,777	$0.1954	$16,139
B	80,263,020	80,263,020	0.6354	50,999	0.6354	50,999
C	43,788,180	43,788,180	2.5121	110,000	2.5121	109,870
D	35,774,761	35,774,761	10.1450	362,935	10.1450	362,670
E	29,887,357	29,887,357	12.4827	373,075	12.4827	372,733
F	48,000,000	48,000,000	12.5000	600,000	12.5000	599,284
G	44,406,442	43,116,119	15.5000	668,300	15.5000	668,044
	414,033,220	412,742,897		$2,191,086		$2,179,739
The following table is a summary of redeemable convertible preferred stock as of December 31, 2019:

(in thousands, except share data and per share amounts)
Series	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference	Liquidation Amount	Per Share Initial Conversion Price	Carrying Value of Stock, Net of Issuance Costs
A	263,826,920	131,913,460	$0.1954	$25,777	$0.1954	$16,139
B	160,526,040	80,263,020	0.6354	50,999	0.6354	50,999
C	87,576,360	43,788,180	2.5121	110,000	2.5121	109,870
D	71,549,522	35,774,761	10.1450	362,935	10.1450	362,670
E	59,854,820	29,887,357	12.4827	373,075	12.4827	372,733
	643,333,662	321,626,778		$922,786		$912,411

SCHEDULE OF STOCK OPTION ACTIVITY
A summary of stock option activity for the six months ended June 30, 2021 is as follows:

	Number of Shares	Weighted-Average Exercise Price	Weighted- Average Remaining Life	Total Intrinsic Value (in thousands)
Balance at December 31, 2020	21,543,828	$2.19	6.52	$304,590
Exercised during the period	(3,581,521)	1.87
Cancelled and forfeited during the period	(276,657)	4.51
Balance at June 30, 2021	17,685,650	$2.22	5.76	$632,774
Options vested and expected to vest at June 30, 2021	17,685,650	$2.22	5.76	$632,774
Options exercisable at June 30, 2021	15,905,386	$1.75	5.56	$576,535

A summary of stock option activity for the year ended December 31, 2020 is as follows:

(in thousands, except share and per share data)
	Number of Shares	Weighted-Average Exercise Price	Weighted- Average Remaining Life	Total Intrinsic Value
Balance at December 31, 2019	27,613,830	$2.33	7.59	$197,536
Granted during the period	324,442	10.10
Exercised during the period	(4,310,197)	2.20
Cancelled and forfeited during the period	(2,084,247)	5.18
Balance at December 31, 2020	21,543,828	$2.19	6.52	$304,590
Options vested and expected to vest at December 31, 2020	21,543,828	$2.19	6.52	$304,590
Options exercisable at December 31, 2020	18,793,618	$1.58	6.31	$277,127

SCHEDULE OF ACTIVITY RELATED TO TIME-BASED RSUs	The following table summarizes the activity related to our Time-Based RSUs for the six months ended June 30, 2021:

	Number of RSUs	Weighted- average grant date fair value
Unvested at December 31, 2020	47,711,649	$10.84
Granted	22,899,989	40.88
Forfeited	(1,747,048)	16.48
Unvested at June 30, 2021	68,864,590	$26.12

The following table summarizes the activity related to our time-based RSUs for the year ended December 31, 2020:

	Number of RSUs	Weighted- average grant date fair value
Unvested restricted stock at December 31, 2019	24,024,214	$8.17
Granted	27,492,086	12.90
Forfeited	(3,804,651)	8.84
Unvested restricted stock at December 31, 2020	47,711,649	$10.84

SCHEDULE OF SHARE-BASED COMPENSATION
The following table summarizes the effects of share-based compensation on our unaudited condensed consolidated statements of operations:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2020	2021	2020	2021
Brokerage and transaction	$6	$6	$12	$12
Technology and development	824	717	2,540	2,025
Operations	8	3	18	6
Marketing	7	41	15	78
General and administrative	520	371	1,192	8,013
Total	$1,365	$1,138	$3,777	$10,134

The following table summarizes the effects of share-based compensation on our consolidated statements of operations:

	Year Ended December 31,
(in thousands)	2019	2020
Brokerage and transaction	$427	$227
Technology and development	9,499	18,024
Operations	139	61
Marketing	85	613
General and administrative	16,517	5,405
Total	$26,667	$24,330